Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

18. Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company, Qu Plus Plus and WLM Kids are not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the BVI, Qudian BVI, Qu Plus Plus BVI and WLM Kids BVI are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Qudian HK, Qufenqi HK, Qu Plus HK, Qu Plus Plus (HK) Limited, WLM Kids HK, Qudian Fresh (HK) Limited, Qudian Cuisine (HK) Limited, Qudian Daily Food (HK) Limited and Qudian Chief (HK) Limited are incorporated in Hong Kong and are subject to Hong Kong profits tax of 16.5% on their activities conducted in Hong Kong.

PRC

The Company’s subsidiaries, VIEs and subsidiaries of the VIEs domiciled in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for the following entities eligible for preferential tax rates.

Xiamen Qudian Technology Co., Ltd. was qualified as High and New Technology Enterprise and was subject to a preferential statutory tax rate of 15% for three years in 2020 and 2021.

Dividends, interest, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

18. Income taxes - continued

The current and deferred components of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Current income tax expenses	129,397,492	135,188,353	71,567,448	10,376,305
Deferred income tax expenses	132,582,100	125,293,714	20,860,679	3,024,514
Total income tax expenses	261,979,592	260,482,067	92,428,127	13,400,819

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	391,551,056	18,465,206	2,677,203
Allowance for finance lease receivable	10,216,523	8,944,994	1,296,902
Allowance for other current assets	66,008,093	53,566,319	7,766,386
Impairment loss from long-lived assets	39,083,895	22,131,541	3,208,773
Guarantee liabilities	186,637,271	100,082,625	14,510,617
Risk assurance liabilities	56,287,963	—	—
Share-based compensation	33,776,437	35,798,102	5,190,237
Fair value change on investments	2,691,614	67,969,700	9,854,680
Fair value change on financial assets	8,201,268	34,319,462	4,975,854
Lease liabilities	51,560,367	1,675,482	242,922
Advertising cost	1,787,054	35,811,815	5,192,225
Uncollected revenue	—	4,501,793	652,699
Outside basis difference	—	44,907,609	6,510,991
Net operating loss carry forwards	272,561,783	746,950,201	108,297,599
Less: valuation allowance	(838,371,909)	(1,100,270,879)	(159,524,282)
Total non-current deferred tax assets net of valuation allowance	281,991,415	74,853,970	10,852,806
Net non-current deferred tax assets	87,285,917	—	—
Non-current deferred tax liabilities
Right-of-use assets	(52,117,255)	(1,864,922)	(270,388)
Fair value change on financial assets	(3,629,878)	(63,732,300)	(9,240,315)
Unallocated revenue	(207,501,495)	(11,374,640)	(1,649,168)
Total non-current deferred tax liabilities	(263,248,628)	(76,971,862)	(11,159,871)
Net non-current deferred tax liabilities	(68,543,130)	(2,117,892)	(307,065)

18. Income taxes - continued

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs and valuation allowance is considered on an individual entity basis. The Company recorded full valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and/or are not forecasting profits in the near future as of December 31, 2021 and 2022. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2021 and 2022, the Company had net operation loss of RMB 1,098,237,738 and RMB 3,024,134,001 (US$ 438,458,215), respectively, from its PRC and Hong Kong subsidiaries, which can be carried forward to offset future taxable income. The PRC subsidiaries’ net operating losses will expire from years 2023 to 2027 if not utilized. Net operating losses from Hong Kong subsidiaries can be carried forward with no expiration date.

Reconciliation between the income taxes expense computed by applying the PRC statutory tax rate to profit/(loss) before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Profit/(loss) before income tax	1,220,798,253	846,409,045	(269,623,829)	(39,091,780)
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	305,199,563	211,602,261	(67,405,957)	(9,772,945)
Effect of different tax rates	(272,361,568)	(60,256,708)	12,944,788	1,876,818
Tax exempted income	(350,121)	—	—	—
Outside basis difference	—	—	(109,594,486)	(15,889,707)
Expenses not deductible for tax purposes	73,694,299	62,168,979	12,666,674	1,836,495
Adjustment on current income tax of the previous periods	24,502,181	8,525,032	(18,081,862)	(2,621,623)
Deferred only adjustment	—	26,769,243	—	—
Research and development super-deduction	(20,606,639)	(19,928,755)	—	—
Tax rate change	(157,679,128)	(105,024,051)	—	—
Changes in valuation allowance	309,581,005	136,626,066	261,898,970	37,971,781
Income tax expenses	261,979,592	260,482,067	92,428,127	13,400,819

As of December 31, 2022, the Company intends to permanently reinvest the undistributed earnings from foreign subsidiaries to fund future operations. As of December 31, 2022, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs is RMB 12,481 million (US$ 1,810 million). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

18. Income taxes - continued

Unrecognized Tax Benefit

As of December 31, 2021 and 2022, the Company recorded an unrecognized tax benefit of RMB 2,588,962 and RMB nil (US$ nil) respectively, of which RMB 2,588,962 and RMB nil (US$ nil) are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. It is possible that the amount of uncertain tax position will change in the next twelve months; however, an estimate of the range of the possible outcomes cannot be made at this moment. As of December 31, 2022, unrecognized tax benefits of RMB nil (US$ nil), if ultimately recognized, will impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the years ended December 31,
	2021	2022
	RMB	RMB	US$
Balance at beginning of the year	—	2,588,962	375,364
Additions	2,588,962	—	—
Decreases	—	(2,588,962)	(375,364)
Balance at end of the year	2,588,962	—	—

As of December 31, 2021 and 2022, the Company did not record any interest expense and penalty accrued in relation to the unrecognized tax benefit in income tax expense.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, as of December 31, 2022, the tax years ended December 31, 2017 through the period ended as of December 31, 2022 reporting date for the Company’s PRC subsidiaries remain open to examination by the PRC tax authorities. For the non-PRC entities, the tax years ended December 31, 2016 through period ended December 31, 2022 remain open to examination by tax authorities.